ACQUISITIONS (Details Narrative) - Asset Purchase Agreement [Member] - DM Lab Co., LTD [Member]	May 03, 2023 USD ($) shares
Business Acquisition [Line Items]
Date of acquisition aggrement	May 03, 2023
Shares issued for acquisition | shares	16,012,750
Value of shares issued for acquisition	$ 16,012,750
Cash consideration	257,112
Transaction related cost	$ 107,112
Common Stock [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares	4,325,043